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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number: 811-242

                            CDC Nvest Funds Trust II
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

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ITEM I SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
        HARRIS ASSOCIATES LARGE CAP VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                                     Value (e)
----------------------------------------------------------------------------------------
Common Stocks -- 95.7% of Total Net Assets
              Aerospace & Defense -- 2.7%
    245,500   Raytheon Co.                                                  $  9,324,090
                                                                            ------------
              Banks -- 2.1%
    246,800   US Bancorp                                                       7,132,520
                                                                            ------------
              Beverages -- 5.3%
    157,700   Anheuser-Busch Cos., Inc.                                        7,877,115
    198,800   Diageo Plc, Sponsored ADR                            (a)        10,025,484
                                                                            ------------
                                                                              17,902,599
                                                                            ------------
              Building Materials -- 3.1%
    303,500   Masco Corp.                                                     10,479,855
                                                                            ------------
              Diversified Financial Services -- 7.3%
    188,200   Citigroup, Inc.                                                  8,303,384
    151,500   Fannie Mae                                                       9,605,100
    167,200   JPMorgan Chase & Co.                                             6,642,856
                                                                            ------------
                                                                              24,551,340
                                                                            ------------
              Environmental Control -- 3.0%
    371,900   Waste Management, Inc.                                          10,167,746
                                                                            ------------
              Food -- 7.1%
    146,500   General Mills, Inc.                                              6,577,850
    137,800   HJ Heinz Co.                                                     4,963,556
    206,800   Kraft Foods, Inc.-Class A                            (a)         6,559,696
    101,700   Nestle SA, Sponsored ADR                                         5,833,614
                                                                            ------------
                                                                              23,934,716
                                                                            ------------
              Health Care-Products -- 5.7%
    213,300   Baxter International, Inc.                                       6,859,728
     70,200   Guidant Corp.                                                    4,636,008
    136,900   Johnson & Johnson                                                7,711,577
                                                                            ------------
                                                                              19,207,313
                                                                            ------------
              Household Products & Wares -- 2.7%
    123,200   Fortune Brands, Inc.                                             9,127,888
                                                                            ------------
              Insurance -- 1.9%
     87,400   Aflac, Inc.                                                      3,426,954
     44,600   MGIC Investment Corp.                                            2,968,130
                                                                            ------------
                                                                               6,395,084
                                                                            ------------
              Leisure Time -- 1.9%
     96,400   Carnival Corp.                                       (a)         4,558,756
     32,400   Harley-Davidson, Inc.                                            1,925,856
                                                                            ------------
                                                                               6,484,612
                                                                            ------------
              Media -- 15.9%
    344,700   Comcast Corp.-Class A                                (b)         9,624,024
    376,718   DIRECTV Group (The), Inc.                            (b)         6,626,470
  1,254,700   Liberty Media Corp.-Class A                          (b)        10,940,984
    730,600   Time Warner, Inc.                                    (b)        11,791,884
    183,200   Viacom, Inc.-Class B                                             6,148,192
    379,000   Walt Disney Co.                                                  8,546,450
                                                                            ------------
                                                                              53,678,004
                                                                            ------------
              Miscellaneous - Manufacturing -- 1.5%
    140,100   Honeywell International, Inc.                                    5,023,986
                                                                            ------------
              Office & Business Equipment -- 2.9%

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
    690,000   Xerox Corp.                                          (a)(b)      9,715,200
                                                                            ------------
              Oil & Gas -- 2.3%
    141,800   Burlington Resources, Inc.                                       5,785,440
     23,446   ConocoPhillips                                                   1,942,501
                                                                            ------------
                                                                               7,727,941
                                                                            ------------
              Pharmaceuticals -- 7.9%
    189,500   Abbott Laboratories                                              8,027,220
    231,500   Bristol-Myers Squibb Co.                                         5,479,605
    147,300   Cardinal Health, Inc.                                            6,447,321
    202,000   Merck & Co., Inc.                                                6,666,000
                                                                            ------------
                                                                              26,620,146
                                                                            ------------
              Retail -- 15.9%
     96,100   Costco Wholesale Corp.                                           3,993,916
    475,200   Gap (The), Inc.                                      (a)         8,886,240
    388,600   Home Depot, Inc.                                                15,233,120
    192,200   Kohl's Corp.                                         (b)         9,262,117
     71,800   Ltd. Brands                                                      1,600,422
    425,000   McDonald's Corp.                                                11,912,750
     56,400   Wal-Mart Stores, Inc.                                            3,000,480
                                                                            ------------
                                                                              53,889,045
                                                                            ------------
              Savings & Loans -- 3.9%
    334,300   Washington Mutual, Inc.                                         13,064,444
                                                                            ------------
              Software -- 2.6%
    204,400   First Data Corp.                                                 8,891,400
                                                                            ------------
              Total Common Stocks (Identified Cost $280,563,342)             323,317,929
                                                                            ------------

Principal
  Amount      Description                                                     Value (e)
----------------------------------------------------------------------------------------
Short Term Investments -- 14.2%
$16,564,754
              Repurchase Agreement with Investors Bank & Trust
              Co. dated 9/30/2004 at 1.27% to be repurchased at
              $16,565,339 on 10/01/2004, collateralized by
              $17,381,801 Federal National Reserve Bond, 2.340%,
              due 3/25/2031 valued at $17,394,938                           $ 16,564,754
  4,044,682   Bank of America, 1.875%, due 10/19/2004              (c)         4,044,682
    652,769   Bank of Montreal, 1.76%, due 10/25/2004              (c)           652,769
    970,724   Bank of Nova Scotia, 1.75%, due 10/21/2004           (c)           970,724
  2,022,341   Bank of Nova Scotia, 1.76%, due 11/12/2004           (c)         2,022,341
  2,305,469   BGI Institutional Money Market Fund                  (c)         2,305,469
  2,022,341   BNP Paribas, 1.80%, due 11/23/2004                   (c)         2,022,341
  1,213,404   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                       (c)         1,213,404
    404,468   Fortis Bank, 1.69%, due 10/14/2004                   (c)           404,468
  1,207,836   Greyhawk Funding, 1.772%, due 10/19/2004             (c)         1,207,836
  1,311,914   Merrill Lynch Premier Institutional Fund             (c)         1,311,914
  3,235,746   Merrimac Cash Fund-Premium Class                     (c)         3,235,746
  3,235,746   Royal Bank of Canada, 1.78%, due 11/10/2004          (c)         3,235,746
  1,213,404   Royal Bank of Scotland, 1.60%, due 10/15/2004        (c)         1,213,404
  1,213,404   Royal Bank of Scotland, 1.65%, due 10/29/2004        (c)         1,213,404
    121,340   Royal Bank of Scotland, 1.67%, due 11/02/2004        (c)           121,340
  2,709,937   Royal Bank of Scotland, 1.88%, due 12/23/2004        (c)         2,709,937
    398,644   Sheffield Receivables Corp, 1.622%, due 10/04/2004   (c)           398,644
  1,213,404   Sheffield Receivables Corp, 1.773%, due 10/20/2004   (c)         1,213,404
    808,936   Toronto Dominion Bank, 1.70%, due 11/08/2004         (c)           808,936
  1,213,404   Wells Fargo, 1.60%, due 10/04/2004                   (c)         1,213,404
                                                                            ------------
              Total Short Term Investments (Identified Cost $48,084,667)      48,084,667
                                                                            ------------

              Total Investments -- 109.9%
              (Identified Cost $328,648,009) (d)                             371,402,596
              Other assets less liabilities                                  (33,448,281)
                                                                            ------------
              Total Net Assets -- 100%                                      $337,954,315
                                                                            ============

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(a)  All or a portion of this security was on loan to brokers at September 30,
     2004.
(b)  Non-income producing security.
(c)  Represents investments of securities lending collateral.
(d)  Federal Tax Information:
     At September 30, 2004, the net unrealized appreciation on investments based on cost of $329,712,362 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost                              $49,227,363
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                               (7,537,129)
                                                                            -----------
     Net unrealized appreciation                                            $41,690,234
                                                                            ===========

(e) Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S.

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ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Funds Trust II


                                    By: /s/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /S/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004


                                    By: /S/ MICHAEL KARDOK
                                        ----------------------------------------
                                    Name: Michael Kardok
                                    Title: Treasurer
                                    Date: November 19, 2004